Dividends - Additional Information (Detail) - Subsequent Event [Member]	Nov. 10, 2015 $ / shares
Dividends Payable [Line Items]
Quarterly dividend payment per share	$ 0.195
Cash dividend anticipated payable date	2016-04
First Installment [Member]
Dividends Payable [Line Items]
Dividends payable date declared	Nov. 10, 2015
Quarterly dividend payment per share	$ 0.170
Record Date	Dec. 31, 2015
Cash dividend payable date	Jan. 15, 2016